DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Event Driven Fund *DEVDX

(the “Fund”)

SUPPLEMENT DATED FEBRUARY 24, 2015

TO SUMMARY PROSPECTUS FOR THE FUND DATED APRIL 30, 2014

IMPORTANT NOTICE

Effective February 1, 2015, Adam Abbas (formerly assistant portfolio manager of the Fund) serves as co-portfolio manager of the Fund and Yoav Sharon serves as assistant portfolio manager of the Fund. Accordingly, the following information replaces the existing disclosure under “Portfolio Management” on page 5 of the Summary Prospectus:

Portfolio Managers

K.C. Nelson Portfolio Manager of DCM Portfolio Manager of the Fund since 8/13	Adam Abbas Co-Portfolio Manager of DCM Co-Portfolio Manager of the Fund since 2/15 (Assistant Portfolio Manager of the Fund 8-13 - 2/15)
Michael Caldwell Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 8/13	Yoav Sharon Assistant Portfolio Manager of DCM Assistant Portfolio Manager of the Fund since 2/15

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.